Income tax (Tables)	12 Months Ended
Dec. 31, 2020
Income tax
Schedule of income tax expenses (benefits)

		Period from	Period from
	Year ended	19 December	1 January	Year ended
	31 December	to 31 December	to 18 December	31 December
	2020	2019	2019	2018
	Successor (NFH)		Predecessor (HHH)
Current
Charge for the period	28,933	(6,130)	75,076	68,918
Under/(over)-provision in prior period	2,834	—	398	49
Deferred (Note 19)	(4,059)	(131)	(7,050)	(9,218)
	27,708	(6,261)	68,424	59,749

Schedule of reconciliation of the applicable rates to the effective tax rates

		Period from	Period from
	Year ended 31	19 December	1 January	Year ended 31
	December	to 31 December	to 18 December	December
	2020	2019	2019	2018
		(Restated)
	Successor (NFH)		Predecessor (HHH)
Loss before tax	(504,146)	(244,150)	(159,954)	(94,297)

Tax expense calculated at the statutory tax rate of 25%	(126,037)	(61,038)	(39,989)	(23,574)
Effect of differing tax rates in different jurisdictions	(37,600)	23,959	10,188	986
Non‑taxable income	(1,658)	—	(2,670)	(2,221)
Non‑deductible expenses	5,055	5,519	11,221	14,675
Utilization of previously unrecognized tax losses	(1,746)	(201)	(2,123)	(5,872)
Utilization of previously unrecognized deductible temporary differences	—	—	—	(567)
Unrecognized deductible temporary differences	24,446	(6,815)	22,006	21,870
Unrecognized tax losses for the year	86,240	21,340	68,427	55,463
Adjustments in respect of current tax of previous period	2,834	—	398	49
Effect of non-U.S. operations*	272	10,955	(987)	(1,834)
Adoption of IFRS 16	—	—	989	—
PRC withholding tax	5,622	20	964	774
Lower tax rate or exemption of taxable amount for specific provinces or enacted by local authority	(852)	—	—	—
Result of disposal of subsidiaries	(4,068)	—	—	—
Income tax expense/(benefit)	27,708	(6,261)	68,424	59,749

*Due to enactment of the TCJA in December 2017, there is a one-time mandatory transition tax impact on accumulated non-U.S. operations recognized during 2017. For subsequent periods, the current year tax impact of non-U.S. operations will be recognized in the respective current year period.